Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Schedule of property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of $)	equipment	Buildings	Vehicles	improvements	equipment	Total
Cost

On January 1, 2021	$4,889	11,721	2,273	1,424	346	20,653
Additions	3,163	4,923	802	543	—	9,430
Disposals	(217)	—	—	—	—	(217)
Currency translation adjustment	104	(182)	—	14	—	(64)
On December 31, 2021	7,938	16,462	3,075	1,981	346	29,802
Additions	962	3,353	905	—	—	5,219
Disposals	(105)	—	—	—	—	(105)
Currency translation adjustment	(635)	—	—	—	—	(635)
On December 31, 2022	8,160	$19,815	$3,980	$1,981	$346	$34,282
Additions	937	8,770	2,327	48	—	12,082
Disposals	(202)	—	(757)	(54)	—	(1,013)
On December 31, 2023	$8,895	$28,585	$5,550	$1,975	$346	$45,350

Depreciation and impairment

On January 1, 2021	$(3,642)	(4,044)	(760)	(543)	(82)	(9,071)
Depreciation	(1,118)	(2,714)	(651)	(539)	(34)	(5,055)
Disposals	158	—	—	—	—	158
Currency translation adjustment	37	(15)	—	(11)	—	10
On December 31, 2021	(4,565)	(6,774)	(1,411)	(1,093)	(116)	(13,958)
Depreciation	(1,388)	(2,179)	(735)	(257)	(35)	(4,593)
Disposals	90	—	—	—	—	90
Currency translation adjustment	408	5	1	1	—	414
On December 31, 2022	(5,454)	$(8,948)	$(2,145)	$(1,350)	$(150)	$(18,047)
Depreciation	(1,539)	(2,839)	(971)	(189)	(36)	(5,574)
Disposals	189	—	757	—	—	946
On December 31, 2023	$(6,804)	$(11,787)	$(2,359)	$(1,539)	$(186)	$(22,675)

Carrying Amount

On December 31, 2021	$3,373	$9,688	$1,664	$888	$230	$15,844
On December 31, 2022	2,706	10,867	1,835	631	196	16,234
On December 31, 2023	$2,091	$16,798	$3,191	$436	$160	$22,675